Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
Variable to Fixed Price Commodity Swaps Derivative Instruments	Our derivative instruments consist of fixed price commodity swaps.
	Fair Value Measurement
	Level 1	Level 2	Level 3
Marketable securities	$-	$-	$210,990